UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04627
Name of Registrant: Vanguard Convertible Securities Fund
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: August 31, 2018
Item 1: Schedule of Investments

Vanguard Convertible Securities Fund

Schedule of Investments (unaudited)
As of August 31, 2018

				Face
		Maturity		Amount	Market Value
	Coupon	Date	Currency	(000)	($000)
Convertible Bonds (88.9%)
Consumer Discretionary (12.5%)
1 Chegg Inc. Cvt.	0.250%	5/15/23	USD	3,910	5,165
Ctrip.com International Ltd. Cvt.	1.000%	7/1/20	USD	6,212	6,146
CyberAgent Inc. Cvt.	0.000%	2/17/23	JPY	170,000	1,836
CyberAgent Inc. Cvt.	0.000%	2/19/25	JPY	380,000	4,222
DISH Network Corp. Cvt.	3.375%	8/15/26	USD	10,030	9,434
EDION Corp. Cvt.	0.000%	6/19/25	JPY	230,000	2,350
Harvest International Co. Cvt.	0.000%	11/21/22	HKD	47,000	5,799
1 IAC FinanceCo Inc. Cvt.	0.875%	10/1/22	USD	4,886	6,740
Kyoritsu Maintenance Co. Ltd. Cvt.	0.000%	3/31/21	JPY	131,000	1,235
1 Liberty Expedia Holdings Inc. Cvt.	1.000%	6/30/47	USD	6,365	6,384
Liberty Media Corp-Liberty Formula One Cvt.	1.000%	1/30/23	USD	5,425	6,341
1 Liberty Media Corp. Cvt.	2.125%	3/31/48	USD	8,105	8,233
1 Live Nation Entertainment Inc. Cvt.	2.500%	3/15/23	USD	9,625	9,968
Lotte Shopping Co. Ltd. Cvt.	0.000%	4/4/23	KRW	6,200,000	5,591
LVMH Moet Hennessy Louis Vuitton SE Cvt.	0.000%	2/16/21	USD	2,087	3,049
NHK Spring Co. Ltd. Cvt.	0.000%	9/20/19	USD	3,450	3,646
Priceline Group Inc. Cvt.	0.900%	9/15/21	USD	3,118	3,633
1 RH Cvt.	0.000%	6/15/23	USD	8,535	8,659
SEB SA Regs Cvt.	0.000%	11/17/21	EUR	3,638	4,678
Sony Corp. Cvt.	0.000%	9/30/22	JPY	685,000	8,580
Tesla Inc. Cvt.	1.250%	3/1/21	USD	5,375	5,575
Vinpearl JSC Cvt.	3.500%	6/14/23	USD	3,000	3,056
1 Wayfair Inc. Cvt.	0.375%	9/1/22	USD	3,940	5,584
Zhongsheng Group Holdings Ltd. Cvt.	0.000%	5/23/23	HKD	32,000	3,761
					129,665
Consumer Staples (1.4%)
Carrefour SA Cvt.	0.000%	3/27/24	USD	3,400	3,034
1 Herbalife Ltd. Cvt.	2.625%	3/15/24	USD	10,890	11,898
					14,932
Energy (6.3%)
Borr Drilling Ltd. Cvt.	3.875%	5/23/23	USD	3,400	3,188
BP Capital Markets plc Cvt.	1.000%	4/28/23	GBP	1,300	2,120
BW Group Ltd. Cvt.	1.750%	9/10/19	USD	3,600	3,420
Cheniere Energy Inc. Cvt.	4.250%	3/15/45	USD	6,103	4,832
Chesapeake Energy Corp. Cvt.	5.500%	9/15/26	USD	3,605	3,489
Ensco Jersey Finance Ltd. Cvt.	3.000%	1/31/24	USD	9,450	8,659
Fugro NV Cvt.	4.000%	10/26/21	EUR	1,200	1,321
Golar LNG Ltd. Cvt.	2.750%	2/15/22	USD	7,492	7,576
Kunlun Energy Co. Ltd. Cvt.	1.625%	7/25/19	CNY	24,000	4,388
Oasis Petroleum Inc. Cvt.	2.625%	9/15/23	USD	4,270	5,613
1 Oil States International Inc. Cvt.	1.500%	2/15/23	USD	1,860	1,985
PDC Energy Inc. Cvt.	1.125%	9/15/21	USD	1,412	1,392
RAG-Stiftung Cvt.	0.000%	3/16/23	EUR	4,200	5,356
SM Energy Co. Cvt.	1.500%	7/1/21	USD	1,760	1,872
TOTAL SA Cvt.	0.500%	12/2/22	USD	5,200	5,782
Transocean Inc. Cvt.	0.500%	1/30/23	USD	2,845	3,757
					64,750

Financials (6.8%)
	Apollo Commercial Real Estate Finance Inc. Cvt.	4.750%	8/23/22	USD	5,535	5,552
	Archer Obligations SA Cvt.	0.000%	3/31/23	EUR	4,100	5,984
	Blackstone Mortgage Trust Inc. Cvt.	4.375%	5/5/22	USD	9,400	9,357
	BofA Finance LLC Cvt.	0.250%	5/1/23	USD	3,420	3,248
	Cromwell SPV Finance Pty Ltd. Cvt.	2.500%	3/29/25	EUR	2,000	2,313
	Encore Capital Europe Finance Ltd. Cvt.	4.500%	9/1/23	USD	865	930
1	Extra Space Storage LP Cvt.	3.125%	10/1/35	USD	8,734	9,590
	Grand City Properties SA Cvt.	0.250%	3/2/22	EUR	700	881
1,2 JPMorgan Chase Bank NA Cvt.		0.000%	1/28/21	HKD	50,000	6,100
1	JPMorgan Chase Financial Co. LLC Cvt.	0.250%	5/1/23	USD	7,470	7,255
	Magyar Nemzeti Vagyonkezelo Zrt Cvt.	3.375%	4/2/19	EUR	1,300	1,535
	Orpar SA Cvt.	0.000%	6/20/24	EUR	490,280	4,180
	PRA Group Inc. Cvt.	3.500%	6/1/23	USD	3,275	3,403
	Redwood Trust Inc. Cvt.	5.625%	7/15/24	USD	4,690	4,658
	Starwood Property Trust Inc. Cvt.	4.000%	1/15/19	USD	4,780	5,293
						70,279
Health Care (16.7%)
	Acorda Therapeutics Inc. Cvt.	1.750%	6/15/21	USD	1,395	1,357
	Alder Biopharmaceuticals Inc. Cvt.	2.500%	2/1/25	USD	2,030	2,290
	Allscripts Healthcare Solutions Inc. Cvt.	1.250%	7/1/20	USD	5,275	5,604
	Bayer AG Cvt.	0.050%	6/15/20	EUR	1,800	2,313
	BioMarin Pharmaceutical Inc. Cvt.	1.500%	10/15/20	USD	6,020	7,323
	BioMarin Pharmaceutical Inc. Cvt.	0.599%	8/1/24	USD	7,210	7,649
	DexCom Inc. Cvt.	0.750%	5/15/22	USD	4,415	6,801
	Exact Sciences Corp. Cvt.	1.000%	1/15/25	USD	6,677	7,945
	GN Store Nord A/S Cvt.	0.000%	5/31/22	EUR	1,400	2,096
	Horizon Pharma Investment Ltd. Cvt.	2.500%	3/15/22	USD	7,850	8,061
	Illumina Inc. Cvt.	0.000%	6/15/19	USD	6,630	9,349
1	Illumina Inc. Cvt.	0.000%	8/15/23	USD	4,940	5,485
	Innoviva Inc. Cvt.	2.125%	1/15/23	USD	1,102	1,088
1	Insulet Corp. Cvt.	1.375%	11/15/24	USD	5,440	6,846
	Intercept Pharmaceuticals Inc. Cvt.	3.250%	7/1/23	USD	6,660	6,409
	Ionis Pharmaceuticals Inc. Cvt.	1.000%	11/15/21	USD	5,080	5,137
	Ironwood Pharmaceuticals Inc. Cvt.	2.250%	6/15/22	USD	2,835	3,813
	Jazz Investments I Ltd. Cvt.	1.875%	8/15/21	USD	6,083	6,518
	Jazz Investments I Ltd. Cvt.	1.500%	8/15/24	USD	5,995	6,180
	Korian SA Cvt.	2.500%	Perpetual	EUR	2,463	2,816
1	Ligand Pharmaceuticals Inc. Cvt.	0.750%	5/15/23	USD	8,370	9,839
	Medicines Co. Cvt.	2.750%	7/15/23	USD	3,855	4,028
	Medipal Holdings Corp. Cvt.	0.000%	10/7/22	JPY	230,000	2,328
	Neurocrine Biosciences Inc. Cvt.	2.250%	5/15/24	USD	3,080	5,283
	NMC Health Jersey Ltd. Cvt.	1.875%	4/30/25	USD	4,000	3,864
	NuVasive Inc. Cvt.	2.250%	3/15/21	USD	7,630	9,559
	Pacira Pharmaceuticals Inc. Cvt.	2.375%	4/1/22	USD	2,465	2,586
	QIAGEN NV Cvt.	0.500%	9/13/23	USD	5,800	6,502
	Recipharm AB Cvt.	2.750%	10/6/21	SEK	16,000	1,734
1	Sarepta Therapeutics Inc. Cvt.	1.500%	11/15/24	USD	1,010	2,038
1	Supernus Pharmaceuticals Inc. Cvt.	0.625%	4/1/23	USD	1,590	1,651
	Teladoc Inc. Cvt.	3.000%	12/15/22	USD	1,675	3,174
	Toho Holdings Co. Ltd. Cvt.	0.000%	6/23/23	JPY	430,000	4,068
1	Wright Medical Group Inc. Cvt.	1.625%	6/15/23	USD	4,991	5,275
	Wright Medical Group NV Cvt.	2.250%	11/15/21	USD	4,435	6,389
						173,398
Industrials (7.3%)
	Airbus Group SE Cvt.	0.000%	6/14/21	EUR	2,100	3,041

Airbus SE Cvt.	0.000%	7/1/22	EUR	2,600	3,730
ANA Holdings Inc. Cvt.	0.000%	9/19/24	JPY	420,000	3,818
Atlas Air Worldwide Holdings Inc. Cvt.	2.250%	6/1/22	USD	1,460	1,662
Brenntag Finance BV Cvt.	1.875%	12/2/22	USD	3,500	3,435
1 Chart Industries Inc. Cvt.	1.000%	11/15/24	USD	1,835	2,548
China Railway Construction Corp. Ltd. Cvt.	0.000%	1/29/21	USD	4,750	5,123
DP World Ltd. Cvt.	1.750%	6/19/24	USD	5,000	4,970
Echo Global Logistics Inc. Cvt.	2.500%	5/1/20	USD	3,255	3,521
Elis SA Cvt.	0.000%	10/6/23	EUR	1,752	2,044
Kaman Corp. Cvt.	3.250%	5/1/24	USD	3,510	4,054
Larsen & Toubro Ltd. Cvt.	0.675%	10/22/19	USD	2,214	2,253
1 Meritor Inc. Cvt.	3.250%	10/15/37	USD	1,430	1,412
Minebea Mitsumi Inc. Cvt.	0.000%	8/3/22	JPY	290,000	3,190
Mirait Holdings Corp. Cvt.	0.000%	12/30/21	JPY	95,000	1,115
Nagoya Railroad Co. Ltd. Cvt.	0.000%	12/11/24	JPY	540,000	5,103
Safran SA Cvt.	0.000%	12/31/20	EUR	3,651	5,355
Seven Group Holdings Ltd. Cvt.	2.200%	3/5/25	AUD	6,100	4,400
Shanghai Port Group BVI Holding Co. Ltd. Cvt.	0.000%	8/9/22	USD	5,469	5,606
Shimizu Corp. Cvt.	0.000%	10/16/20	JPY	470,000	4,364
Vinci SA Cvt.	0.375%	2/16/22	USD	4,800	5,098
					75,842
Information Technology (28.9%)
1 Akamai Technologies Inc. Cvt.	0.125%	5/1/25	USD	8,805	8,818
1 Alteryx Inc. Cvt.	0.500%	6/1/23	USD	1,925	2,770
1 Apptio Inc. Cvt.	0.875%	4/1/23	USD	1,755	2,042
1 Atlassian Inc. Cvt.	0.625%	5/1/23	USD	7,015	8,785
Carbonite Inc. Cvt.	2.500%	4/1/22	USD	1,015	1,722
Citrix Systems Inc. Cvt.	0.500%	4/15/19	USD	7,033	11,081
1 Coupa Software Inc. Cvt.	0.375%	1/15/23	USD	1,540	2,591
1 Cree Inc. Cvt.	0.875%	9/1/23	USD	5,275	5,416
Cypress Semiconductor Corp. Cvt.	4.500%	1/15/22	USD	2,691	3,771
Envestnet Inc. Cvt.	1.750%	12/15/19	USD	1,737	1,959
1 Envestnet Inc. Cvt.	1.750%	6/1/23	USD	5,815	6,410
1 Etsy Inc. Cvt.	0.000%	3/1/23	USD	3,745	5,463
1 Five9 Inc. Cvt.	0.125%	5/1/23	USD	2,625	3,374
Guidewire Software Inc. Cvt.	1.250%	3/15/25	USD	7,420	7,994
HubSpot Inc. Cvt.	0.250%	6/1/22	USD	2,056	3,243
1 II-VI Inc. Cvt.	0.250%	9/1/22	USD	5,720	6,921
Indra Sistemas SA Cvt.	1.250%	10/7/23	EUR	2,600	3,061
Inphi Corp. Cvt.	1.125%	12/1/20	USD	3,150	3,573
Integrated Device Technology Inc. Cvt.	0.875%	11/15/22	USD	4,436	6,217
InterDigital Inc. Cvt.	1.500%	3/1/20	USD	5,120	6,199
j2 Global Inc. Cvt.	3.250%	6/15/29	USD	5,770	7,490
Kakao Corp. Cvt.	0.000%	5/11/21	KRW	5,200,000	5,088
Lumentum Holdings Inc. Cvt.	0.250%	3/15/24	USD	4,550	5,959
Microchip Technology Inc. Cvt.	1.625%	2/15/27	USD	4,755	5,398
Micron Technology Inc. Cvt.	3.000%	11/15/43	USD	2,005	3,600
1 New Relic Inc. Cvt.	0.500%	5/1/23	USD	6,115	6,834
Nuance Communications Inc. Cvt.	1.250%	4/1/25	USD	3,515	3,501
Nuance Communications Inc. Cvt.	1.000%	12/15/35	USD	2,705	2,500
1 Nutanix Inc. Cvt.	0.000%	1/15/23	USD	3,865	5,071
1 Okta Inc. Cvt.	0.250%	2/15/23	USD	3,425	4,812
OSI Systems Inc. Cvt.	1.250%	9/1/22	USD	6,130	5,974
1 Palo Alto Networks Inc. Cvt.	0.750%	7/1/23	USD	12,070	12,692
Pandora Media Inc. Cvt.	1.750%	12/1/23	USD	4,595	5,334
1 Pure Storage Inc. Cvt.	0.125%	4/15/23	USD	5,070	6,019
1 Q2 Holdings Inc. Cvt.	0.750%	2/15/23	USD	2,549	3,064

RealPage Inc. Cvt.	1.500%	11/15/22	USD	3,185	4,967
1 RingCentral Inc. Cvt.	0.000%	3/15/23	USD	5,105	6,409
SCREEN Holdings Co. Ltd. Cvt.	0.000%	6/11/25	JPY	250,000	2,391
1 Sea Ltd. Cvt.	2.250%	7/1/23	USD	1,496	1,496
ServiceNow Inc. Cvt.	0.000%	6/1/22	USD	5,335	7,973
Silicon Laboratories Inc. Cvt.	1.375%	3/1/22	USD	3,874	4,620
1 Square Inc. Cvt.	0.500%	5/15/23	USD	8,330	10,933
STMicroelectronics NV Cvt.	0.250%	7/3/24	USD	4,200	4,918
Synaptics Inc. Cvt.	0.500%	6/15/22	USD	2,795	2,739
Teradyne Inc. Cvt.	1.250%	12/15/23	USD	3,210	4,497
1 Twilio Inc. Cvt.	0.250%	6/1/23	USD	5,750	7,418
1 Twitter Inc. Cvt.	0.250%	6/15/24	USD	6,805	6,481
Verint Systems Inc. Cvt.	1.500%	6/1/21	USD	5,420	5,549
Viavi Solutions Inc. Cvt.	1.000%	3/1/24	USD	7,720	8,226
1 Vishay Intertechnology Inc. Cvt.	2.250%	6/15/25	USD	9,080	9,092
1 Weibo Corp. Cvt.	1.250%	11/15/22	USD	2,623	2,568
1 Wix.com Ltd. Cvt.	0.000%	7/1/23	USD	3,685	3,756
1 Workday Inc. Cvt.	0.250%	10/1/22	USD	7,815	9,318
1 Zendesk Inc. Cvt.	0.250%	3/15/23	USD	8,080	9,984
Zhen Ding Technology Holding Ltd. Cvt.	0.000%	6/26/19	USD	500	502
Zillow Group Inc. Cvt.	2.000%	12/1/21	USD	1,080	1,216
					299,799
Materials (2.9%)
Angang Steel Co. Ltd. Cvt.	0.000%	5/25/23	HKD	35,000	4,509
Cleveland-Cliffs Inc. Cvt.	1.500%	1/15/25	USD	760	1,038
Glencore Funding LLC Cvt.	0.000%	3/27/25	USD	3,200	2,854
Kansai Paint Co. Ltd. Cvt.	0.000%	6/17/22	JPY	380,000	3,465
LG Chem Ltd. Cvt.	0.000%	4/16/21	USD	3,200	3,248
Mitsubishi Chemical Holdings Corp. Cvt.	0.000%	3/29/24	JPY	560,000	5,340
Sika AG Cvt.	0.150%	6/5/25	CHF	3,080	3,377
Teijin Ltd. Cvt.	0.000%	12/10/21	JPY	90,000	965
Toray Industries Inc. Cvt.	0.000%	8/30/19	JPY	500,000	4,697
					29,493
Real Estate (2.9%)
ADLER Real Estate AG Cvt.	2.500%	7/19/21	EUR	2,974	4,210
CA Immobilien Anlagen AG Cvt.	0.750%	4/4/25	EUR	3,600	4,884
Consus Real Estate AG Cvt.	4.000%	11/29/22	EUR	6,000	6,781
IH Merger Sub LLC Cvt.	3.500%	1/15/22	USD	7,114	7,951
Nexity SA Cvt.	0.125%	1/1/23	EUR	5,212	6,481
					30,307
Telecommunication Services (0.2%)
Inmarsat plc Cvt.	3.875%	9/9/23	USD	2,000	2,260

Utilities (3.0%)
Cahaya Capital Ltd. Cvt.	0.000%	9/18/21	USD	2,038	2,022
China Yangtze Power International BVI 1 Ltd.
Cvt.	0.000%	11/9/21	USD	4,772	5,121
Kyushu Electric Power Co. Inc. Cvt.	0.000%	3/31/22	JPY	330,000	3,065
1 NextEra Energy Partners LP Cvt.	1.500%	9/15/20	USD	6,117	6,252
Northland Power Inc. Cvt.	4.750%	6/30/20	CAD	3,739	3,116
1 NRG Energy Inc. Cvt.	2.750%	6/1/48	USD	10,865	11,138
					30,714
Total Convertible Bonds (Cost $860,598)					921,439

	Coupon		Shares
Convertible Preferred Stocks (8.4%)
Energy (0.7%)
Hess Corp. Pfd.	8.000%	2/1/19	101,150	7,565

Financials (0.3%)
Wells Fargo & Co. Pfd.	7.500%	Perpetual	2,325	3,015

Health Care (1.4%)
Becton Dickinson and Co. Pfd.	6.125%	5/1/20	222,570	14,603

Industrials (1.5%)
Fortive Corp. Pfd.	5.000%	7/1/21	8,221	8,837
Rexnord Corp. Pfd.	5.750%	11/15/19	69,246	4,243
Stanley Black & Decker Inc. Pfd.	5.375%	5/15/20	16,260	1,762
				14,842
Information Technology (0.7%)
Belden Inc. Pfd.	6.750%	7/15/19	68,190	6,617

Real Estate (1.3%)
Crown Castle International Corp. Pfd.	6.875%	8/1/20	8,788	9,682
QTS Realty Trust Inc. Pfd.	6.500%	Perpetual	36,150	3,999
				13,681
Utilities (2.5%)
Dominion Energy Inc. Pfd.	6.750%	8/15/19	71,200	3,348
NextEra Energy Inc. Pfd.	6.123%	9/1/19	155,470	8,933
Sempra Energy Pfd.	6.000%	1/15/21	76,730	7,863
Sempra Energy Pfd.	6.750%	7/15/21	34,600	3,584
Vistra Energy Corp. Pfd.	7.000%	7/1/19	23,800	2,239
				25,967
Total Convertible Preferred Stocks (Cost $80,350)				86,290
Temporary Cash Investment (2.0%)
Money Market Fund (2.0%)
3 Vanguard Market Liquidity Fund (Cost $20,883)	2.153%		208,822	20,886
Total Investments (99.3%) (Cost $961,831)				1,028,615
Other Assets and Liabilities-Net (0.7%)4				7,668
Net Assets (100%)				1,036,283

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2018, the aggregate value of these securities was $298,582,000, representing 28.8% of net assets.
2 Security value determined using significant unobservable inputs.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Cash of $640,000 has been segregated as collateral for open forward currency contracts.

Derivative Financial Instruments Outstanding as of Period End

Forward Currency Contracts
Contract Amount (000)

Convertible Securities Fund

						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
UBS AG	10/18/18	EUR	5,743	USD	6,749	(58)
UBS AG	10/18/18	EUR	4,480	USD	5,126	94
UBS AG	10/18/18	JPY	357,200	USD	3,243	(17)
UBS AG	10/18/18	SGD	3,261	USD	2,393	(15)
UBS AG	10/18/18	JPY	215,199	USD	1,943	1
UBS AG	10/18/18	HKD	7,505	USD	957	—
UBS AG	10/18/18	SEK	3,261	USD	367	(10)
UBS AG	10/18/18	CAD	103	USD	78	1
UBS AG	10/18/18	CAD	88	USD	68	—
UBS AG	10/18/18	USD	83,076	EUR	70,765	630
UBS AG	10/18/18	USD	63,929	JPY	7,168,905	(816)
UBS AG	10/18/18	USD	20,907	HKD	163,903	6
UBS AG	10/18/18	USD	4,674	AUD	6,333	121
UBS AG	10/18/18	USD	3,827	CNH	25,785	63
UBS AG	10/18/18	USD	3,332	CAD	4,390	(35)
UBS AG	10/18/18	USD	3,207	CHF	3,180	(88)
UBS AG	10/18/18	USD	2,375	SGD	3,235	16
UBS AG	10/18/18	USD	2,207	GBP	1,675	31
UBS AG	10/18/18	USD	2,010	SEK	17,889	46
UBS AG	10/18/18	USD	1,962	JPY	216,700	5
UBS AG	10/18/18	USD	1,627	KRW	1,827,650	(17)
UBS AG	10/18/18	USD	582	EUR	500	(1)
UBS AG	10/18/18	USD	391	HKD	3,069	—
UBS AG	10/18/18	USD	228	SEK	2,092	(1)
UBS AG	10/18/18	USD	19	SGD	26	—
						(44)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CNH—Chinese yuan (offshore).
CNY—Chinese yuan
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—South Korean won.
SEK—Swedish krona.
SGD—Singapore dollar.
USD—U.S. dollar.

Convertible Securities Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

Convertible Securities Fund

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments as of August 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Convertible Bonds	—	915,339	6,100
Convertible Preferred Stocks	17,685	68,605	—
Temporary Cash Investments	20,886	—	—
Forward Currency Contracts—Assets	—	1,014	—
Forward Currency Contracts—Liabilities	—	(1,058)	—
Total	38,571	983,900	6,100

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: October 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER
Date: October 19, 2018

VANGUARD CONVERTIBLE SECURITIES FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: October 19, 2018

*By: /s/ Anne E. Robinson
Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.